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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2009 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 7.1%
Automobiles — 0.8%
	Nissan Motor Co., Ltd.	1,330,900	7,991,367
	Renault SA (a)	125,200	4,878,813
Automobiles Total			12,870,180
Household Durables — 1.5%
	Sony Corp.	897,900	23,551,468
Household Durables Total			23,551,468
Media — 2.0%
	British Sky Broadcasting Group PLC	1,083,100	7,814,048
	ITV PLC	37,586,400	23,930,266
Media Total			31,744,314
Multiline Retail — 1.4%
	Marks & Spencer Group PLC, ADR	2,485,740	22,727,369
Multiline Retail Total			22,727,369
Specialty Retail — 1.4%
	Kingfisher PLC	7,819,700	22,575,319
Specialty Retail Total			22,575,319
CONSUMER DISCRETIONARY TOTAL			113,468,650
CONSUMER STAPLES — 9.7%
Food & Staples Retailing — 6.7%
	Carrefour SA	891,160	39,921,443
	Koninklijke Ahold NV	2,496,732	30,277,551
	Seven & I Holdings Co., Ltd.	504,000	12,203,536
	Wm. Morrison Supermarkets PLC	6,214,365	24,362,910
Food & Staples Retailing Total			106,765,440
Food Products — 2.6%
	Unilever NV	1,759,904	42,194,229
Food Products Total			42,194,229

Tobacco — 0.4%
	Japan Tobacco, Inc.	2,500	7,225,255
Tobacco Total			7,225,255
CONSUMER STAPLES TOTAL			156,184,924
ENERGY — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
	ENI SpA	437,800	10,598,149
Oil, Gas & Consumable Fuels Total			10,598,149
ENERGY TOTAL			10,598,149

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — 20.1%
Commercial Banks — 11.7%
	Barclays PLC	4,818,407	23,228,697
	Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,300,974
	Credit Agricole SA	717,100	10,686,608
	Credit Agricole SA (b)	239,032	3,562,183
	HSBC Holdings PLC	2,805,062	25,617,581
	Intesa Sanpaolo SpA (a)	8,435,186	30,514,151
	Mitsubishi UFJ Financial Group, Inc.	4,958,431	31,289,247
	Mizuho Financial Group, Inc.	11,539,600	27,757,934
	Natixis (a)	2,080,100	4,279,699
	Natixis (a)(b)	3,244,946	6,676,309
	Royal Bank of Scotland Group PLC (a)	681,186	426,989
	Royal Bank of Scotland Group PLC (a)(b)	416,280	260,938
	Royal Bank of Scotland Group PLC, ADR (a)	20,467	259,521
	San-In Godo Bank Ltd.	233,000	1,934,126
	Sumitomo Mitsui Financial Group, Inc.	250,100	9,680,607
	Yamaguchi Financial Group, Inc.	425,000	5,283,513
Commercial Banks Total			186,759,077
Consumer Finance — 1.0%
	Aiful Corp.	2,149,600	6,878,949
	Takefuji Corp.	1,689,230	9,783,225
Consumer Finance Total			16,662,174
Insurance — 7.4%
	Aegon NV	5,311,757	33,393,751
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,373,000	40,419,117
	Sompo Japan Insurance, Inc.	832,000	6,112,783
	Tokio Marine Holdings, Inc.	1,021,900	30,138,656
	XL Capital Ltd., Class A	880,000	8,905,600
Insurance Total			118,969,907
FINANCIALS TOTAL			322,391,158
HEALTH CARE — 13.7%
Pharmaceuticals — 13.7%
	AstraZeneca PLC	1,175,685	49,009,263
	Daiichi Sankyo Co., Ltd.	852,600	15,966,051
	GlaxoSmithKline PLC	2,198,848	37,063,101
	Ono Pharmaceutical Co., Ltd.	730,800	32,780,778

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Sanofi-Aventis SA	869,886	55,416,666
	Taisho Pharmaceutical Co., Ltd.	382,000	7,305,679
	Takeda Pharmaceutical Co., Ltd.	565,400	22,423,104
Pharmaceuticals Total			219,964,642
HEALTH CARE TOTAL			219,964,642
INDUSTRIALS — 1.5%
Commercial Services & Supplies — 1.5%
	Contax Participacoes SA, ADR	2,827,200	3,731,621
	Dai Nippon Printing Co., Ltd.	1,555,000	19,935,318
Commercial Services & Supplies Total			23,666,939
INDUSTRIALS TOTAL			23,666,939
INFORMATION TECHNOLOGY — 16.4%
Communications Equipment — 5.2%
	Alcatel-Lucent (a)	9,071,300	23,127,965
	Nokia Oyj	1,773,500	27,163,315
	Telefonaktiebolaget LM Ericsson, Class B	3,628,068	33,827,447
Communications Equipment Total			84,118,727
Computers & Peripherals — 1.0%
	NEC Corp. (a)	3,879,000	15,171,876
Computers & Peripherals Total			15,171,876
Electronic Equipment, Instruments & Components — 3.7%
	FUJIFILM Holdings Corp.	693,405	20,043,316
	Hitachi Ltd.	3,889,000	12,962,819
	TDK Corp.	185,000	8,394,580
	Tyco Electronics Ltd.	1,038,543	18,039,492
Electronic Equipment, Instruments & Components Total			59,440,207
Semiconductors & Semiconductor Equipment — 6.5%
	Infineon Technologies AG (a)	1,748,573	5,558,078
	Rohm Co., Ltd.	551,500	36,182,180
	STMicroelectronics NV	4,215,100	31,345,356
	United Microelectronics Corp.	77,027,817	31,051,673
Semiconductors & Semiconductor Equipment Total			104,137,287
INFORMATION TECHNOLOGY TOTAL			262,868,097

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 3.7%
Chemicals — 3.7%
	Akzo Nobel NV	564,100	26,290,852
	BASF SE	787,700	33,264,398
Chemicals Total			59,555,250
MATERIALS TOTAL			59,555,250
TELECOMMUNICATION SERVICES — 22.7%
Diversified Telecommunication Services — 20.0%
	Brasil Telecom Participacoes SA, ADR	232,523	10,410,055
	Deutsche Telekom AG, Registered Shares	3,845,600	44,227,444
	France Telecom SA	1,369,112	33,476,604
	KT Corp., ADR	286,131	3,874,214
	Nippon Telegraph & Telephone Corp.	942,500	39,178,495
	Portugal Telecom SGPS SA, ADR	5,584,476	50,036,905
	Swisscom AG, ADR	688,200	20,343,674
	Tele Norte Leste Participacoes SA, ADR	691,100	12,246,292
	Telecom Corp. of New Zealand Ltd., ADR	1,486,604	11,833,368
	Telecom Italia SpA	16,491,810	23,250,439
	Telecom Italia SpA, Savings Shares	10,039,010	10,272,002
	Telefonica SA, ADR	362,381	23,525,775
	Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	19,250,359
	Telmex Internacional SAB de CV, ADR	1,613,640	18,153,450
Diversified Telecommunication Services Total			320,079,076
Wireless Telecommunication Services — 2.7%
	SK Telecom Co., Ltd.	160,077	22,509,121
	SK Telecom Co., Ltd., ADR	917,839	14,437,607
	Telemig Celular Participacoes SA	20,203	1,088,942
	Tim Participacoes SA, ADR	127,738	2,510,052
	Vivo Participacoes SA, ADR	172,874	3,486,869
Wireless Telecommunication Services Total			44,032,591
TELECOMMUNICATION SERVICES TOTAL			364,111,667
UTILITIES — 3.6%
Electric Utilities — 3.6%
	Centrais Electricas Brasileiras SA, ADR	3,221,667	42,622,654
	Korea Electric Power Corp., ADR (a)	1,294,050	14,855,694
Electric Utilities Total			57,478,348
UTILITIES TOTAL			57,478,348
	Total Common Stocks (cost of $2,277,654,824)		1,590,287,824

		Par ($)	Value ($)
Short-Term Obligation — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/09, due 06/01/09 at 0.110%, collateralized by a U.S. Government Agency obligation maturing 01/22/13, market value $12,802,950 (repurchase proceeds $12,549,115)	12,549,000	12,549,000

	Total Short-Term Obligation (cost of $12,549,000)		12,549,000

	Total Investments — 99.9% (cost of $2,290,203,824)(c)(d)		1,602,836,824

	Other Assets & Liabilities, Net — 0.1%		969,034

	Net Assets — 100.0%		1,603,805,858

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times. Foreign Currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of May 31, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$255,536,848	$—
	Level 2 – Other Significant Observable Inputs	1,347,299,976	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$1,602,836,824	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities, which are not illiquid, amounted to $10,499,430, which represents 0.7% of net assets.

(c)	Cost for federal income tax purposes is $2,290,203,824.

(d)	Unrealized appreciation and depreciation at May 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$147,141,626	$(834,508,626)	$(687,367,000)

Acronym	Name

ADR	American Depositary Receipt

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2009